Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
cash flows from Operating activities:
Net income (loss)	$ 4,404	$ 1,470	$ (137)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property, plant and equipment	2	2	1
Share-based compensation	506
Allowance for doubtful accounts - accounts receivables	1	5	1
Allowance for doubtful accounts - other receivables	158	146	81
Loss on acquisition	5,679
Income from disposal of discontinued operations	(63)
Changes in operating assets and liabilities:
Accounts receivable	(2,065)	(5,455)	(713)
Other receivables	(36,019)	(1,498)	(7,966)
Amount due from related parties	(2,871)	3,278	(4,100)
Tax payables	292	364	4
Accounts payable	(11,940)	3,851	6,995
Other payables	1,484	(217)	(1,750)
Amount due to related parties	(3,666)	(1,934)	7,509
Contract liabilities	546	32	30
Net cash (used in) generated from operating activities	(43,552)	44	(45)
cash flows from Investing activities:
Purchases of property and equipment	(501)		2
Proceed from disposals of discontinued operations	3,500
Net cash (used in) generated from investing activities	2,999		2
Cash flows from Financing activities:
Proceed from share issuance, net of issuance costs	3,578
Proceeds from private equity placement, net of issuance costs	39,973
Net cash generated from (used in) financing activities	43,551
Effect of exchange rates on cash	683	(16)	2
Net changes in cash and cash equivalents	3,681	28	(41)
CASH AND CASH EQUIVALENTS, beginning of year	41	13	54
CASH AND CASH EQUIVALENTS, end of year	$ 3,722	$ 41	$ 13